Warrants (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended				9 Months Ended		12 Months Ended
	May 31, 2016	Apr. 30, 2016	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Mar. 31, 2014	Oct. 31, 2016	Oct. 31, 2015	Jan. 31, 2016	Jan. 31, 2015
Warrants [Line Items]
Share purchase warrants outstanding and exercisable			111,762,870				111,762,870		98,731,285
Weighted average exercise price									$ 0.008
Weighted average intrinsic value for warrants outstanding			$ 0				$ 0
Warrants issued	93,887,870
Fair value adjustment of warrants							$ 540			$ 17,500
Minimum [Member]
Warrants [Line Items]
Weighted average exercise price	$ 0.0021
Maximum [Member]
Warrants [Line Items]
Weighted average exercise price	$ 0.0324
Investor [Member]
Warrants [Line Items]
Weighted average exercise price			$ 0.004	$ 0.004	$ 0.0027
Warrant [Member]
Warrants [Line Items]
Share purchase warrants outstanding and exercisable						500,000
Warrants weighted average remaining life	3 years						3 years 11 months 1 day
Weighted average exercise price							$ 0.006
Warrants issued	93,887,870
Fair value adjustment of warrants						$ 6,440
Exercise price of warrants issued							$ 0.004		$ 0.003	$ 0.017
Warrant [Member] | Third Party [Member]
Warrants [Line Items]
Fair value adjustment of warrants		$ 540
Warrant [Member] | Investor [Member]
Warrants [Line Items]
Warrants weighted average remaining life			3 years	3 years	3 years
Warrants issued			2,875,000	15,000,000	2,631,579
Exercise price of warrants issued			$ 0.0040	$ 0.0040	$ 0.0027